Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Schedule of Debt Issuance Cost Account
Debt issuance costs at December 31, 2014	$13,917
Cash paid as fees for debt arrangements	5,000
Amortization of debt issuance costs	(18,917)
Debt issuance costs at December 31, 2015	-
Cash paid as fees for debt arrangements	-
Amortization of debt issuance costs	-
Debt issuance costs at December 31, 2016	$-